Leases (Tables)	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Future Noncancelable Minimum Rental Payments
Under the Master Lease, future non-cancelable minimum rental payments, which are the payments under the initial 10-year term and does not include the four five years renewal options and through August 31, 2024 as it relates to MGM National Harbor, are as follows as of December 31, 2018:

Year ending December 31,	(in thousands)
2019	$780,782
2020	794,907
2021	809,315
2022	757,060
2023	738,435
Thereafter	1,568,769
Total	$5,449,268